BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS
BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

4. BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS

  Acquisition in 2013

  KinoPoisk

        In October 2013, the Company completed the acquisition of a 100% ownership interest in KinoPoisk LLC and its subsidiary ("KinoPoisk"), operating the largest and most comprehensive Russian-language website dedicated to movies, television programs and celebrities, for cash consideration of $80.0 (RUR 2,577 at the exchange rate as of the acquisition date) paid in full upon closing of the deal, including $3.0 (RUR 97 at the exchange rate as of the acquisition date) paid into an escrow account. The amount in escrow will be paid to the sellers on the second anniversary of the completion closing assuming no warranty claims.

        Set out below is the condensed balance sheet of KinoPoisk as of October 14, 2013, reflecting an allocation of the purchase price to the net assets acquired:

October 14, 2013
RUR
ASSETS:
Cash and cash equivalents	39
Current assets	59
Property and equipment	3
Intangible assets	440
Goodwill	2,140
Non-current assets	1

Total assets	2,682

LIABILITIES:
Current liabilities	20
Deferred tax liabilities	85

Net assets	2,577

Total purchase consideration	2,577

        The RUR 2,140 ($65.4) assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from the distribution capabilities and market position of the Company. Of the RUR 440 ($13.4) assigned to intangible assets, approximately RUR 224 ($6.8) relates to trade names and approximately RUR 135 ($4.1) relates to portal content that will be amortized over a period of 10.0 years. The remaining RUR 81 ($2.5) assigned to intangible assets represents website and applications (RUR 63 ($2.0)), non-compete agreements (RUR 14 ($0.4)) and customer relationships (RUR 4 ($0.1)).

        The results of operations of KinoPoisk for the period prior to acquisition would not have had a material impact on the Company's results of operations for the years ended December 31, 2012 and 2013. Accordingly, no pro forma financial information is presented. The results of operations of KinoPoisk did not have a material impact on the Company's results of operations for the year ended December 31, 2013.

  Blekko

        In August 2011, the Company completed the acquisition of a 9.7% ownership interest in Blekko, Inc. ("Blekko"), a US-based internet search engine for $15.0 (RUR 478 at the exchange rate as of the acquisition date). In June 2013, the Company increased its ownership interest in Blekko to 11.2% and received a warrant for Blekko shares representing 0.5% of its outstanding share capital in exchange for settlement of Blekko's obligation to the Company of $3.5 (RUR 112 at the exchange rate as of the acquisition date).

        The Company does not exercise significant influence over Blekko and accordingly accounts for this investment under the cost method.

  Disposal in 2013

  Yandex.Money

        In July 2013, the Company completed the sale of a 75% less one ruble interest in the charter capital of Yandex.Money to Sberbank for a cash consideration of RUR 1,964 ($59.1 at the exchange rate as of the sale date). A gain on sale and deconsolidation of the subsidiary in the amount of RUR 2,035 ($62.2) was recognized as other income, net.

        The Company retained a non-controlling interest (25% plus one ruble) and significant influence over Yandex.Money's business as its electronic money system continues to be one of the primary payment means for the Company's advertising services. Accordingly, Yandex.Money's results of operations before the sale of a 75% less one ruble interest are classified within continuing operations and the remaining investment is accounted for under the equity method within Investments in non-marketable equity securities.

        Yandex.Money's assets held for sale and liabilities related to assets held for sale as of December 31, 2012 and July 4, 2013 (the date of sale) consisted of the following:

	December 31, 2012	July 4, 2013
	RUR	RUR
Assets held for sale
Cash and cash equivalents	1,164	1,195
Term deposits	150	280
Funds receivable, net	190	192
Goodwill	378	378
Other	142	120

Total assets held for sale	2,024	2,165

Liabilities related to assets held for sale
Funds payable and amounts due to customers	1,596	1,653
Other	23	52

Total liabilities related to assets held for sale	1,619	1,705

  Acquisition in 2012

  Seismotech

        In July 2012, the Company completed the acquisition of a 25% ownership interest in Seismotech LLC ("Seismotech"), a Russian-based geophysical data processing company, for RUR 27. The Company also has a 3-year option to buy another 25% interest in Seismotech at a fixed price that is accounted for at fair value (Notes 6 and 7). The Company exercises significant influence over Seismotech and accordingly accounts for this investment under the equity method.

  Disposal in 2012

  Face.com

        In July 2012, the Company completed the sale of its ownership interest in Face.com, Inc. (formerly Vizi Information Labs Ltd. ("Vizi Labs")) to a subsidiary of Facebook, Inc. ("Facebook") for cash consideration of RUR 174 and 142,479 shares of Facebook. A gain on sale in the amount of RUR 234 was recognized as other income, net.

  Acquisitions in 2011

  SPB

        In November 2011, the Company completed the acquisition of the SPB Software group ("SPB"), a mobile software developer offering a suite of mobile solutions including a mobile user interface engine for smartphones and tablets, in order to obtain a product development team and rights for technologies and software. The transaction included the acquisition of a 100% ownership in the three legal entities—SPB Software, Inc. (USA), SPB Software, Ltd. (Hong Kong), and SPB Software Co., Ltd (Thailand); as well as the acquisition of the business assets and employees of Phonesoft Consulting, Ltd. (Russia), for cash consideration of approximately $24.3 (RUR 745 at the exchange rate as of the acquisition date). The Company also paid an additional consideration of $14.1 (RUR 433 at the exchange rate as of the acquisition date) on the achievement of certain milestones and the continued employment of the former SPB shareholders on the first and the second anniversary of the closing of the transaction. $7.1 (RUR 216 at the exchange rate as of the acquisition date) of this consideration was paid in November 2012, $4.1 (RUR 126 at the exchange rate as of the acquisition date) in February 2013, and the remaining $2.9 (RUR 90 at the exchange rate as of the acquisition date) in November 2013. The Company has not recorded these contingent payments as purchase price consideration but instead records them as compensation expense on a straight-line basis as the former SPB shareholders completed their requisite service periods. The Company's consolidated financial statements reflect the allocation of the purchase price based on a fair value assessment of the assets acquired and liabilities assumed. The following is the condensed balance sheet of SPB as of November 23, 2011, reflecting an allocation of the purchase price to the net assets acquired:

November 23, 2011
RUR
ASSETS:
Cash and cash equivalents	10
Current assets	16
Property and equipment	4
Intangible assets	390
Goodwill	470

Total assets	890

LIABILITIES:
Current liabilities	17
Non-current liabilities	81
Deferred tax liabilities	47

Net assets	745

Total purchase consideration	745

        The RUR 470 assigned to goodwill primarily arises due to an assembled workforce that does not qualify for separate recognition and specific synergies that result from integration of the Company's cloud services and technologies into SPB's mobile user interface engine. Of the RUR 390 assigned to intangible assets, approximately RUR 233 relates to software that will be amortized over a period of approximately 7.1 years. The remaining RUR 157 assigned to intangible assets represents patents (RUR 78), customer relationships (RUR 62) and non-compete agreements (RUR 17).

        The results of operations of SPB for the period prior to acquisition would not have had a material impact on the Company's results of operations for the year ended December 31, 2011. Accordingly, no pro forma financial information is presented.